United
                    High Income
                    Fund II, Inc.

                    ANNUAL
                    REPORT
                    --------------------------------------------
                    For the fiscal year ended September 30, 1998

MANAGER'S LETTER----------------------------------------------------------------
SEPTEMBER 30, 1998


Dear Shareholder:

This report relates to the operation of United High Income Fund II, Inc. for the fiscal year ended September 30, 1998. The discussion, graphs and tables contained in this report provide you with information regarding the Fund's performance during that period.

The high yield market has generally been tracking the equity markets. There has been much volatility in prices due to problems in Japan and Asia, the default in Russia, and the potential for problems in Latin America. Hedge funds invested in these areas have been selling their high yield securities in order to increase their liquidity. Traditional high yield investors have been positioning their portfolios for a potential recession; i.e., selling their lower quality holdings and debt issued by companies with exposure to the areas listed above, and raising their cash levels. This has had the effect of pushing down prices of high yield securities. Currently there is a limited "new issues" market as investors are focused on their current portfolios.

We have maintained our strategy of buying credits that we feel can weather a recession. During the months prior to the end of the fiscal year, we also increased our cash position to the 10-12% range by selling issues that were either overvalued or had the potential to be credit problems in the future. The cash will be used to invest in strong companies at attractive prices as opportunities arise. The Fund has nearly eliminated its exposure to emerging markets, with investments in Mexico remaining as the only holdings in that sector. Also, the Fund has very little exposure to commodities, which are under pressure as prices have fallen.

The strategies and techniques we applied resulted in the Fund's performance during the fiscal year remaining above that of the Lipper High Current Yield Bond Fund Universe Average and below that of the Salomon Brothers High Yield Index, both charted on the following page. Those indexes reflect the performance of the universe of funds with similar investment objectives (the Lipper Average) and of securities that generally represent the high yield bond market (the Salomon Brothers Index). The Fund's outperformance relative to the Lipper Average was due largely to its limited exposure to emerging markets.

We anticipate more volatility in the high yield market until there is a resolution to the banking problems in Japan and until the hedge funds quit liquidating their high yield holdings. There needs to be a catalyst to bring back confidence in the market. There are buyers of paper in the market, but in order for there to be a sustained rally, there needs to be some indication that the problems are being addressed. Until we see that, we expect to maintain our current strategies for managing the Fund.

Thank you for your continued confidence.




Respectfully,
Louise D. Rieke
Manager, United High Income Fund II, Inc.

Comparison of Change in Value of $10,000 Investment in
                United High Income Fund II, Inc. Class A Shares,
                     The Salomon Brothers High Yield Index
          and The Lipper High Current Yield Bond Fund Universe Average

                      United    Salomon  Lipper High
                      High     BrothersCurrent Yield
                      Income       High    Bond Fund
                      Fund II,    Yield     Universe
                      Inc.        Index      Average
                      ------------------  ----------
     09/30/88           9,425    10,000       10,000
     09/30/89           9,610    10,649       10,534
     09/30/90           8,838     9,455        9,334
     09/30/91          10,929    12,894       11,635
     09/30/92          13,039    15,903       14,126
     09/30/93          14,744    18,370       16,270
     09/30/94          15,085    18,632       16,606
     09/30/95          16,782    21,800       18,564
     09/30/96          18,780    24,182       20,975
     09/30/97          21,823    28,090       24,304
     09/30/98          22,089    28,918       23,914

  ====    United High Income Fund II Class A Shares -- $22,089*
  - - -   Salomon Brothers High Yield Index -- $28,918
  ----    Lipper High Current Yield Bond Fund Universe Average -- $23,914

*The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.


         Average Annual Total Return +
                    Class A++  Class Y
         -----------------------------

Year Ended
   9/30/98          -4.60%     1.38%
5 Years Ended
   9/30/98           7.14%     N/A
10 Years Ended
   9/30/98           8.25%     N/A
Life of Class
   Y +++              N/A      8.62%

  +Total return for the Class Y shares may be greater than that of the Class A shares because the Fund's Class Y shares are not subject to a sales load or 12b-1 fees.
 ++Performance data quoted represents past performance and is based on deduction of a 5.75% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
+++2/27/96 (the date on which Fund Class Y shares were first acquired by shareholders) through 9/30/98.
Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY-------------------------------------------------------------
United High Income Fund II, Inc.

PORTFOLIO STRATEGY:
Invests generally in High- OBJECTIVE:   High level of current
Risk, High-Yield Fixed Income           income, by investing
Securities                              primarily in a diversified portfolio of
Maximum 20% Common Stock                high-yield, high-risk fixed income
                                        securities, with a secondary objective
                                        of capital growth when consistent
                                        with the primary objective.

                            STRATEGY:   Invests generally in debt securities in
                                        lower rating categories as classified by recognized rating agencies; may also invest up to 20% in common stocks.

                             FOUNDED:   1986

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares

          PER SHARE DATA
For the Fiscal Year Ended September 30, 1998
--------------------------------------------
DIVIDENDS PAID                 $0.37
                               =====
NET ASSET VALUE ON
   9/30/98                    $ 4.12
   9/30/97                      4.42
                               -----
CHANGE PER SHARE              $(0.30)
                               =====

Past performance is not necessarily indicative of future results.



                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                       ----------     ----------
 1-year period ended 9-30-98                    -4.60%          1.22%
 5-year period ended 9-30-98                     7.14%          8.42%
10-year period ended 9-30-98                     8.25%          8.89%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS
On September 30, 1998, United High Income Fund II, Inc. had net assets totaling $418,345,478 invested in a diversified portfolio of:

   80.13% Corporate Debt Securities
   13.56% Cash and Cash Equivalents
    6.31% Common and Preferred Stocks and Warrants

As a shareholder of United High Income Fund II, Inc., for every $100 you had invested on September 30, 1998, your Fund owned:

  $31.15  Manufacturing Bonds
   25.02  Transportation, Communication, Electric
            and Sanitary Services Bonds
   13.56  Cash and Cash Equivalents
   13.25  Services Bonds
    7.55  Wholesale and Retail Trade Bonds
    6.31  Common and Preferred Stocks and Warrants
    3.16  Miscellaneous Bonds

THE INVESTMENTS OFUNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1998

                                              Shares        Value

COMMON AND PREFERRED STOCKS
 AND WARRANTS
Communication - 1.74%
 Adelphia Communications Corporation,
   13.0% Preferred .....................     5,000   $    577,500
 Allegiance Telecom, Inc., Warrants (A)*     2,000          3,750
 Concentric Network Corporation,
   Warrants(A)* ........................     1,000         90,000
 IXC Communications, Inc.,
   12.5% Preferred (A) .................     1,128      1,201,320
 Intermedia Communications Inc., 13.5%
   Preferred............................     3,075      3,455,987
 Iridium LLC, Warrants (A)*  ...........     3,000        360,000
 Jacor Communications, Inc.*  ..........    25,000      1,264,844
 MetroNet Communications Corp.,
   Warrants (A)* .......................     1,000         30,000
 Microcell Telecommunications Inc.,
   Warrants (A)* .......................    20,000        265,000
 Pathnet, Inc., Warrants (A)*  .........     1,000         15,000
 Primus Telecommunications Group,
   Incorporated, Warrants* .............     2,000         10,000
   Total ...............................                7,273,401

Depository Institutions - 0.23%
 California Federal Preferred Capital
   Corporation, 9.125% Preferred .......    37,500        960,938

Electric, Gas and Sanitary Services - 0.36%
 Consolidated Hydro, Inc.,
   Class B Warrants* ...................     7,578          1,895
 Consolidated Hydro, Inc.,
   Class C Warrants* ...................     4,919          2,459
 El Paso Electric Company,
   11.4% Preferred .....................    13,195      1,431,657
 IntelCom Group Inc., Warrants (A)*  ...     7,425         64,969
   Total ...............................                1,500,980

Electronic and Other Electric Equipment - 0.00%
 Powertel, Inc., Warrants*  ............     5,600         15,400

Furniture and Fixtures - 0.36%
 Lear Corporation*  ....................    34,000      1,487,500

General Building Contractors - 1.43%
 Walter Industries, Inc.*  .............   482,265      5,998,171

General Merchandise Stores - 0.51%
 Fred Meyer, Inc.*  ....................    55,000      2,138,125


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OFUNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1998

                                            Shares          Value

COMMON AND PREFERRED STOCKS AND
 WARRANTS (Continued)
Holding and Other Investment Offices - 0.76%
 LTC Properties, Inc.  .................   133,333   $  2,324,994
 National Health Investors, Inc.  ......    27,150        841,650
   Total ...............................                3,166,644

Instruments and Related Products - 0.43%
 Maxxim Medical, Inc.*  ................    70,000      1,798,125

Miscellaneous Retail - 0.06%
 Finlay Enterprises, Inc.*  ............    30,000        247,500

Paper and Allied Products - 0.19%
 SF Holdings Group, Inc., Class C (A)* .     8,700         17,400
 SF Holdings Group, Inc., 13.75%
   Preferred (A)* ......................       107        774,213
   Total ...............................                  791,613

Printing and Publishing - 0.24%
 PRIMEDIA Inc., 10.0% Preferred  .......    10,000      1,012,500

TOTAL COMMON AND PREFERRED STOCKS
 AND WARRANTS - 6.31%                                $ 26,390,897
 (Cost: $25,876,815)

                                         Principal
                                         Amount in
                                         Thousands

CORPORATE DEBT SECURITIES
Agricultural Production - Crops - 0.80%
 Frank's Nursery & Crafts, Inc.,
   10.25%, 3-1-2008 ....................   $ 2,000      1,960,000
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ..................     1,301      1,380,686
   Total ...............................                3,340,686

Amusement and Recreation Services - 2.21%
 American Skiing Company,
   12.0%, 7-15-2006 ....................     2,500      2,562,500
 Premier Parks Inc.:
   12.0%, 8-15-2003 ....................     1,000      1,087,500
   9.25%, 4-1-2006 .....................     2,000      1,960,000
 Showboat Marina Casino Partnership,
   13.5%, 3-15-2003 ....................     1,500      1,642,500
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ....................     2,000      2,000,000
   Total ...............................                9,252,500

                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OFUNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Apparel and Accessory Stores - 0.25%
 Wilsons The Leather Experts Inc.,
   11.25%, 8-15-2004 ...................    $1,000   $  1,037,500

Apparel and Other Textile Products - 0.50%
 CONSOLTEX GROUP INC.,
   11.0%, 10-1-2003 ....................     2,000      2,075,000

Auto Repair, Services and Parking - 0.58%
 Safelite Glass Corp.,
   9.875%, 12-15-2006 (A)...............     2,500      2,412,500

Building Materials & Garden Supplies - 0.65%
 Central Tractor Farm & Country, Inc.,
   10.625%, 4-1-2007 ...................     1,000        968,750
 JTM Industries, Inc.,
   10.0%, 4-15-2008 (A) ................     1,750      1,763,125
   Total ...............................                2,731,875

Business Services - 3.28%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006 ...................     1,500      1,578,750
 Coinmach Corporation,
   11.75%, 11-15-2005 ..................     3,000      3,213,750
 DecisionOne Corporation,
   9.75%, 8-1-2007 .....................     2,000      1,320,000
 Federal Data Corporation,
   10.125%, 8-1-2005 ...................     1,000        950,000
 Lamar Advertising Company:
   9.625%, 12-1-2006 ...................     2,000      2,120,000
   8.625%, 9-15-2007 ...................     1,250      1,284,375
 Protect One,
   6.75%, 9-15-2003 (Convertible).......     2,000      2,280,000
 Rental Service Corporation,
   9.0%, 5-15-2008 .....................     1,000        960,000
   Total ...............................               13,706,875

Chemicals and Allied Products - 3.27%
 Aqua-Chem, Inc.,
   11.25%, 7-1-2008 (A) ................     1,500      1,447,500
 Dade International Inc.,
   11.125%, 5-1-2006 ...................     1,000      1,075,000
 Marsulex Inc.,
   9.625%, 7-1-2008 (A) ................     1,500      1,440,000


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OFUNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Chemicals and Allied Products (Continued)
 Moll Industries, Inc.,
   10.5%, 7-1-2008 (A) .................   $ 2,000   $  1,850,000
 Spinnaker Industries, Inc.,
   10.75%, 10-15-2006 ..................     2,000      1,910,000
 UCC Investors Holding, Inc.,
   10.5%, 5-1-2002 .....................     5,500      5,967,500
   Total ...............................               13,690,000

Communication - 21.31%
 Adelphia Communications Corporation:
   10.25%, 7-15-2000 ...................     1,250      1,262,500
   9.25%, 10-1-2002 ....................     2,450      2,548,000
   10.5%, 7-15-2004 ....................     1,500      1,635,000
   9.875%, 3-1-2007 ....................     2,500      2,687,500
 Allbritton Communications Company,
   9.75%, 11-30-2007 ...................     2,000      2,050,000
 Allegiance Telecom, Inc.,
   0.0%, 2-15-2008 (B) .................     2,000        860,000
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ......................     1,000      1,070,000
 CenCall Communications Corp.,
   0.0%, 1-15-2004 (B)..................     2,500      2,462,500
 Chancellor Media Corporation,
   10.5%, 1-15-2007 ....................     2,000      2,190,000
 Comcast Corporation,
   9.5%, 1-15-2008 .....................     1,750      1,960,438
 Comcast UK Cable Partners Limited,
   0.0%, 11-15-2007 (B) ................     4,000      3,240,000
 Concentric Network Corporation,
   12.75%, 12-15-2007 ..................     1,000        925,000
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (B) ................     2,000      1,605,000
 Diamond Holdings plc,
   9.125%, 2-1-2008 ....................     1,500      1,496,250
 GST Telecommunications,
   0.0%, 11-15-2007 (B) ................     2,500      2,375,000
 Hyperion Telecommunications, Inc.,
   0.0%, 4-15-2003 (B) .................     4,000      2,760,000
 ICG Holdings, Inc.,
   0.0%, 9-15-2005 (B) .................     2,250      1,755,000
 ICG Services, Inc.,
   0.0%, 5-1-2008 (B) ..................     2,500      1,150,000
 ITC /\ DeltaCom, Inc.,
   8.875%, 3-1-2008 ....................     1,000        980,000


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OFUNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 IXC Communications, Inc.,
   9.0%, 4-15-2008 .....................   $ 1,500   $  1,485,000
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-2006 (B) .................     2,250      1,828,125
 Iridium LLC,
   13.0%, 7-15-2005 ....................     4,000      3,520,000
 Iridium LLC and Iridium Capital Corporation:
   10.875%, 7-15-2005 ..................     2,000      1,600,000
   11.25%, 7-15-2005 ...................     1,000        820,000
 JCAC, Inc.,
   10.125%, 6-15-2006 ..................     1,000      1,070,000
 LIN Holdings Corp.,
   0.0%, 3-1-2008 (A)(B) ...............     3,500      2,292,500
 Marcus Cable Co.,
   0.0%, 12-15-2005 (B) ................     3,250      3,022,500
 Marcus Cable Operating Company, L. P.,
   0.0%, 8-1-2004 (B) ..................     3,500      3,430,000
 MetroNet Communications Corp.,
   0.0%, 6-15-2008 (A)(B) ..............     2,500      1,381,250
 Microcell Telecommunications Inc.,
   0.0%, 6-1-2006 (B) ..................     5,900      4,189,000
 Nextel Communications, Inc.:
   0.0%, 8-15-2004 (B) .................     4,275      4,104,000
   0.0%, 9-15-2007 (B) .................     1,500        945,000
   0.0%, 2-15-2008 (B) .................     2,500      1,475,000
 NEXTLINK Communications, Inc.,
   9.625%, 10-1-2007 ...................     2,000      1,955,000
 OnePoint Communications Corp., Units,
   14.5%, 6-1-2008 (A)(C) ..............     2,000      1,580,000
 Pathnet, Inc.,
   12.25%, 4-15-2008 (A) ...............     1,000        760,000
 Primus Telecommunications Group, Incorporated,
   11.75%, 8-1-2004 ....................     2,000      1,925,000
 Rifkin Acquisition Partners, L.L.L.P.,
   11.125%, 1-15-2006 ..................     1,500      1,605,000
 Rogers Communications Inc.,
   9.125%, 1-15-2006 ...................     3,000      2,985,000
 SFX Broadcasting, Inc.,
   10.75%, 5-15-2006 ...................       986      1,074,740
 Salem Communications Corporation,
   9.5%, 10-1-2007 .....................     1,000      1,005,000


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OFUNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Satelites Mexicanos, S.A. de C.V.,
   10.125%, 11-1-2004 (A) ..............   $   375   $    255,000
 Sinclair Broadcast Group, Inc.,
   9.0%, 7-15-2007 .....................     2,000      2,010,000
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (B) .................     3,600      3,024,000
 Time Warner Telecom LLC and Time Warner
   Telecom Inc.,
   9.75%, 7-15-2008 ....................     1,000      1,005,000
 Vanguard Cellular Systems, Inc.,
   9.375%, 4-15-2006 ...................     1,000      1,010,000
 WinStar Communications, Inc.:
   0.0%, 10-15-2005 (A)(B)(Convertible)      1,500      1,327,500
   10.0%, 3-15-2008 (A) ................     2,000      1,440,000
   Total ...............................               89,135,803

Depository Institutions - 0.95%
 First Nationwide Holdings Inc.:
   9.125%, 1-15-2003 ...................     2,000      2,240,000
   12.5%, 4-15-2003 ....................     1,500      1,721,250
   Total ...............................                3,961,250

Eating and Drinking Places - 0.96%
 Foodmaker, Inc.,
   8.375%, 4-15-2008 ...................     1,750      1,697,500
 Fresh Foods, Inc.,
   10.75%, 6-1-2006 (A) ................     1,500      1,350,000
 NE Restaurant Company, Inc.,
   10.75%, 7-15-2008 (A) ...............     1,000        982,500
   Total ...............................                4,030,000

Electric, Gas and Sanitary Services - 2.88%
 Allied Waste North America, Inc.:
   10.25%, 12-1-2006 ...................     4,750      5,177,500
   0.0%, 6-1-2007 (B) ..................     3,000      2,220,000
 El Paso Electric Company:
   8.9%, 2-1-2006 ......................     2,000      2,286,380
   9.4%, 5-1-2011 ......................     2,000      2,371,000
   Total ...............................               12,054,880


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OFUNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1998
                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Electronic and Other Electric Equipment - 3.86%
 Communications & Power Industries, Inc.,
   12.0%, 8-1-2005 .....................   $ 2,000   $  2,177,500
 Communications Instruments, Inc.,
   10.0%, 9-15-2004 ....................     1,000      1,010,000
 Echostar Communications Corporation:
   0.0%, 3-15-2004 (B) .................     3,000      2,640,000
   0.0%, 6-1-2004 (B) ..................     3,000      2,895,000
 Elgar Holdings, Inc.,
   9.875%, 2-1-2008 ....................     1,250      1,046,875
 Intercel, Inc.,
   0.0%, 2-1-2006 (B) ..................     1,750      1,262,187
 Omnipoint Corporation,
   11.625%, 8-15-2006 ..................     3,500      2,345,000
 Telex Communications, Inc.,
   10.5%, 5-1-2007 .....................     1,000        791,250
 WESCO Distribution, Inc.,
   9.125%, 6-1-2008 (A) ................     1,500      1,455,000
 WESCO International, Inc.,
   0.0%, 6-1-2008 (A)(B) ...............     1,000        547,500
   Total ...............................               16,170,312

Engineering and Management Services - 0.28%
 United International Holdings, Inc.,
   0.0%, 2-15-2008 (A)(B) ..............     2,500      1,175,000

Fabricated Metal Products - 2.93%
 AXIA Incorporated,
   10.75%, 7-15-2008 (A) ...............     1,000        965,000
 American Safety Razor Company,
   9.875%, 8-1-2005 ....................     2,000      2,060,000
 Neenah Corporation,
   11.125%, 5-1-2007 ...................     3,000      3,011,250
 Nortek, Inc.,
   9.875%, 3-1-2004 ....................     3,000      2,925,000
 Safety Components International, Inc.,
   10.125%, 7-15-2007 ..................     2,250      2,275,312
 U.S. Can Corporation,
   10.125%, 10-15-2006 .................     1,000      1,015,000
   Total ...............................               12,251,562

Food and Kindred Products - 0.90%
 B & G Foods, Inc.,
   9.625%, 8-1-2007 ....................     2,000      1,850,000
 Eagle Family Foods, Inc.,
   8.75%, 1-15-2008 ....................     1,000        895,000
 Southern Foods Group, L.P.,
   9.875%, 9-1-2007 ....................     1,000      1,007,500
   Total ...............................                3,752,500

                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OFUNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1998
                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Food Stores - 0.96%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ....................   $ 1,500   $  1,507,500
 Pueblo Xtra International, Inc.,
   9.5%, 8-1-2003 ......................     2,750      2,530,000
   Total ...............................                4,037,500

Health Services - 2.26%
 Fountain View, Inc.,
   11.25%, 4-15-2008 (A) ...............     1,000        891,250
 Multicare Companies, Inc. (The),
   9.0%, 8-1-2007 ......................     2,175      2,044,500
 Paragon Health Network, Inc.:
   0.0%, 11-1-2007 (B) .................     1,000        545,000
   9.5%, 11-1-2007 .....................     2,000      1,840,000
 Quorum Health Group, Inc.,
   8.75%, 11-1-2005 ....................     2,000      2,050,000
 Tenet Healthcare Corporation,
   8.625%, 1-15-2007 ...................     2,000      2,075,000
   Total ...............................                9,445,750

Heavy Construction, Except Building - 0.45%
 Level 3 Communications, Inc.,
   9.125%, 5-1-2008 ....................     2,000      1,895,000

Holding and Other Investment Offices - 0.27%
 LTC Properties, Inc.,
   8.5%, 1-1-2001 (Convertible) ........     1,000      1,121,250

Hotels and Other Lodging Places - 2.33%
 CapStar Hotel Company,
   8.75%, 8-15-2007 ....................     1,000        945,000
 HMH Properties, Inc.,
   7.875%, 8-1-2008 ....................     5,000      4,937,500
 Prime Hospitality Corp.:
   9.25%, 1-15-2006 ....................     2,000      1,965,000
   9.75%, 4-1-2007 .....................     1,000        920,000
 Station Casinos, Inc.,
   10.125%, 3-15-2006 ..................     1,000      1,000,000
   Total ...............................                9,767,500

Industrial Machinery and Equipment - 3.06%
 American Standard Inc.,
   9.25%, 12-1-2016 ....................     1,276      1,301,520
 Anchor Lamina Inc. and
   Anchor Lamina America, Inc.,
   9.875%, 2-1-2008 ....................     1,000        825,000


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OFUNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Industrial Machinery and Equipment (Continued)
 Falcon Building Products, Inc.,
   0.0%, 6-15-2007 (B) .................   $ 4,000   $  2,320,000
 Morris Material Handling, Inc.,
   9.5%, 4-1-2008 ......................     2,000      1,510,000
 National Equipment Services, Inc.,
   10.0%, 11-30-2004 (A) ...............     1,750      1,662,500
 Paragon Corporate Holdings, Inc.,
   9.625%, 4-1-2008 ....................     2,000      1,502,500
 Terex Corporation,
   8.875%, 4-1-2008 ....................     3,000      2,790,000
 Walbro Corporation,
   9.875%, 7-15-2005 ...................     1,000        900,000
   Total ...............................               12,811,520

Instruments and Related Products - 1.62%
 Cole National Group, Inc.,
   9.875%, 12-31-2006 ..................     2,000      2,080,000
 Maxxim Medical, Inc.,
   10.5%, 8-1-2006 .....................     3,500      3,762,500
 Universal Hospital Services, Inc.,
   10.25%, 3-1-2008 ....................     1,000        951,250
   Total ...............................                6,793,750

Miscellaneous Manufacturing Industries - 0.45%
 AAi.Fostergrant, Inc.,
   10.75%, 7-15-2006 (A) ...............     1,000        946,250
 Hedstrom Corporation,
   10.0%, 6-1-2007 .....................     1,000        950,000
   Total ...............................                1,896,250

Miscellaneous Retail - 2.25%
 Big 5 Corp.,
   10.875%, 11-15-2007 .................     1,400      1,302,000
 Eye Care Centers of America, Inc.,
   9.125%, 5-1-2008 (A) ................     1,000        840,000
 Finlay Fine Jewelry Corporation,
   8.375%, 5-1-2008 ....................     1,000        920,000
 MTS INCORPORATED,
   9.375%, 5-1-2005 (A) ................     1,750      1,557,500
 Michaels Stores, Inc.,
   10.875%, 6-15-2006 ..................     3,500      3,815,000
 TravelCenters of America, Inc.,
   10.25%, 4-1-2007 ....................     1,000        980,000
   Total ...............................                9,414,500


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OFUNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Motion Pictures - 1.78%
 AMC Entertainment, Inc.,
   9.5%, 3-15-2009 .....................   $ 3,000   $  2,805,000
 Hollywood Theaters, Inc.,
   10.625%, 8-1-2007 ...................     2,865      2,607,150
 Regal Cinemas, Inc.,
   9.5%, 6-1-2008 (A) ..................     2,000      2,020,000
   Total ...............................                7,432,150

Oil and Gas Extraction - 0.36%
 Cross Timbers Oil,
   8.75%, 11-1-2009 ....................       500        450,000
 Flores & Rucks, Inc.,
   9.75%, 10-1-2006 ....................     1,000      1,042,500
   Total ...............................                1,492,500

Paper and Allied Products - 3.27%
 Container Corporation of America,
   10.75%, 5-1-2002 ....................     2,000      2,040,000
 Fonda Group, Inc. (The),
   9.5%, 3-1-2007 ......................     2,000      1,800,000
 Fort Howard Corporation,
   11.0%, 1-2-2002 .....................     3,778      3,825,110
 Four M Corporation,
   12.0%, 6-1-2006 .....................       500        492,500
 Mail-Well Corporation,
   10.5%, 2-15-2004 ....................     1,000      1,035,000
 Outsourcing Services Group, Inc.,
   10.875%, 3-1-2006 (A) ...............     1,500      1,430,625
 Radnor Holdings Corporation,
   10.0%, 12-1-2003 ....................     1,000        995,000
 Republic Group Incorporated,
   9.5%, 7-15-2008 (A) .................     1,000        965,000
 SF Holdings Group, Inc.,
   0.0%, 3-15-2008 (B) .................     2,500      1,112,500
   Total ...............................               13,695,735

Personal Services - 0.24%
 Prime Succession Acquisition Corp.,
   10.75%, 8-15-2004 ...................     1,000        992,500

Petroleum and Coal Products - 0.24%
 Building Materials Corporation of America,
   0.0%, 7-1-2004 (B) ..................     1,000        990,000


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OFUNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Primary Metal Industries - 1.65%
 Commonwealth Aluminum Corporation,
   10.75%, 10-1-2006 ...................   $ 2,000   $  1,920,000
 Weirton Steel Corporation:
   11.375%, 7-1-2004 ...................     2,500      2,250,000
   10.75%, 6-1-2005 ....................     1,000        875,000
 Wheeling-Pittsburgh Corporation,
   9.25%, 11-15-2007 ...................     2,000      1,860,000
   Total ...............................                6,905,000

Printing and Publishing - 2.43%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 .................     3,000      3,105,000
 K-III Communications Corporation,
   8.5%, 2-1-2006 ......................     1,000      1,010,000
 Perry-Judd's Incorporated,
   10.625%, 12-15-2007 .................     4,000      4,000,000
 TransWestern Publishing Company LLC,
   9.625%, 11-15-2007 ..................     2,000      2,055,000
   Total ...............................               10,170,000

Railroad Transportation - 0.11%
 TFM, S.A. de C.V.,
   0.0%, 6-15-2009 (B) .................     1,000        480,000

Real Estate - 0.33%
 Delco Remy International, Inc.,
   8.625%, 12-15-2007 ..................     1,400      1,386,000

Rubber and Miscellaneous Plastics Products - 2.18%
 Furon Company,
   8.125%, 3-1-2008 ....................     1,000        980,000
 Graham Packaging Company and
   GPC Capital Corp. I,
   8.75%, 1-15-2008 ....................     3,000      2,857,500
 Heafner (J.H.) Company, Inc. (The),
   10.0%, 5-15-2008 (A) ................     1,400      1,316,000
 Home Products International, Inc.,
   9.625%, 5-15-2008 ...................     2,500      2,212,500
 LDM Technologies, Inc.,
   10.75%, 1-15-2007 ...................     2,000      1,740,000
   Total ...............................                9,106,000


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OFUNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Social Services - 0.29%
 La Petite Academy, Inc. and LPA
   Holding Corp.,
   10.0%, 5-15-2008 ....................   $ 1,250   $  1,215,625

Stone, Clay and Glass Products - 0.53%
 SIMCALA, Inc.,
   9.625%, 4-15-2006 ...................     2,750      2,200,000

Textile Mill Products - 2.80%
 Avondale Mills, Inc.,
   10.25%, 5-1-2006 ....................     1,000      1,031,250
 Collins & Aikman Products Co.,
   11.5%, 4-15-2006 ....................     4,500      4,725,000
 Galey & Lord, Inc.,
   9.125%, 3-1-2008 ....................     2,750      2,365,000
 Glenoit Corporation,
   11.0%, 4-15-2007 ....................     1,000        990,000
 Globe Manufacturing Corp.,
   10.0%, 8-1-2008 (A) .................     2,750      2,585,000
   Total ...............................               11,696,250

Transportation Equipment - 1.46%
 Federal-Mogul Corporation:
   7.75%, 7-1-2006 .....................     2,000      2,038,020
   7.875%, 7-1-2010 ....................     2,500      2,568,025
 Westinghouse Air Brake Company,
   9.375%, 6-15-2005 ...................     1,500      1,515,000
   Total ...............................                6,121,045

Trucking and Warehousing - 0.72%
 Iron Mountain Incorporated,
   10.125%, 10-1-2006 ..................     1,000      1,050,000
 Pierce Leahy Corp.,
   9.125%, 7-15-2007 ...................     2,000      1,980,000
   Total ...............................                3,030,000

Wholesale Trade - Durable Goods - 1.07%
 Alvey Systems, Inc.,
   11.375%, 1-31-2003 ..................     1,000      1,037,500
 Exide Corporation,
   10.0%, 4-15-2005 ....................     1,010        954,450
 Sealy Mattress Company:
   0.0%, 12-15-2007 (B) ................     2,000      1,260,000
   9.875%, 12-15-2007 ..................     1,250      1,225,000
   Total ...............................                4,476,950


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OFUNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Wholesale Trade - Nondurable Goods - 1.41%
 Core-Mark International, Inc.,
   11.375%, 9-15-2003 ..................   $ 1,500   $  1,503,750
 NBC Acquisition Corp.,
   0.0%, 2-15-2009 (B) .................     3,000      1,560,000
 Nebraska Book Company, Inc.,
   8.75%, 2-15-2008 ....................     1,750      1,577,188
 U.S. Office Products Company,
   9.75%, 6-15-2008 (A) ................     1,500      1,252,500
   Total ...............................                5,893,438

TOTAL CORPORATE DEBT SECURITIES - 80.13%             $335,244,456
 (Cost: $346,710,607)

SHORT-TERM SECURITIES
Communication - 0.24%
 Dominion Resources, Inc.,
   5.67%, 10-20-98 .....................     1,000        997,007

Electric, Gas and Sanitary Services - 3.82%
 Commonwealth Edison Co.,
   5.67%, 10-28-98 .....................     5,000      4,978,738
 Florida Power Corp.,
   5.38%, 10-7-98 ......................    11,000     10,990,137
   Total ...............................               15,968,875

Fabricated Metal Products - 0.43%
 Danaher Corporation,
   5.3438%, Master Note ................     1,804      1,804,000

Food and Kindred Products - 0.13%
 General Mills, Inc.,
   5.1988%, Master Note ................       560        560,000

Food Stores - 3.89%
 Kroger Co. (The),
   6.15%, 10-1-98 ......................     7,200      7,200,000
 Safeway Inc.:
   5.77%, 10-6-98 ......................     3,360      3,357,307
   5.68%, 10-9-98 ......................     5,725      5,717,774
   Total ...............................               16,275,081

Transportation Equipment - 2.59%
 Echlin Inc.:
   5.7%, 10-15-98 ......................     1,040      1,037,695
   5.7%, 10-26-98 ......................     9,830      9,791,089
   Total ...............................               10,828,784

                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OFUNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value
SHORT-TERM SECURITIES (Continued)
Wholesale Trade - Nondurable Goods - 0.92%
 Enron Corp.,
   5.67%, 10-15-98 .....................   $ 3,850   $  3,841,511

TOTAL SHORT-TERM SECURITIES - 12.02%                 $ 50,275,258
 (Cost: $50,275,258)

TOTAL INVESTMENT SECURITIES - 98.46%                 $411,910,611
 (Cost: $422,862,680)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.54%       6,434,867

NET ASSETS - 100.00%                                 $418,345,478


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OFUNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1998


Notes to Schedule of Investments
    *No income dividends were paid during the preceding 12 months.

(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998, the value of these securities amounted to $42,712,652 or 10.21% of net assets.
(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(C) Each Unit of OnePoint Communications Corp. consists of $1,000 principal amount of 14.5% senior notes due 2008 and one warrant to purchase 0.635 shares of common stock, $0.01 par value of the company.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED HIGH INCOME FUND II, INC.STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1998
(In Thousands, Except for Per Share Amounts)

Assets
 Investment securities -- at value (Notes 1 and 3)       $411,911
 Receivables:
   Interest and dividends ..........................        7,593
   Fund shares sold ................................          493
 Prepaid insurance premium  ........................           15
                                                         --------
    Total assets  ..................................      420,012
                                                         --------
Liabilities
 Payable to Fund shareholders  .....................        1,070
 Dividends payable  ................................          440
 Accrued service fee (Note 2)  .....................           81
 Accrued transfer agency and dividend
   disbursing (Note 2)..............................           56
 Accrued management fee (Note 2)  ..................            6
 Accrued accounting services fee (Note 2)  .........            5
 Accrued distribution fee (Note 2)  ................            1
 Due to custodian  .................................            1
 Other  ............................................            7
                                                         --------
    Total liabilities  .............................        1,667
                                                         --------
      Total net assets .............................     $418,345
                                                         ========
Net Assets
 $1.00 par value capital stock
   Capital stock ...................................     $101,484
   Additional paid-in capital ......................      364,293
 Accumulated undistributed loss:
   Accumulated undistributed net realized
    loss on investment transactions  ...............      (36,480)
   Net unrealized depreciation in value of
    investments  ...................................      (10,952)
                                                         --------
    Net assets applicable to outstanding
      units of capital .............................     $418,345
                                                         ========
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................        $4.12
 Class Y  ..........................................        $4.12
Capital shares outstanding
 Class A  ..........................................      100,861
 Class Y  ..........................................          623
Capital shares authorized ..........................      400,000


                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.STATEMENT OF OPERATIONS
For the Fiscal Year Ended SEPTEMBER 30, 1998
(In Thousands)

Investment Income
 Income (Note 1B):
   Interest and amortization .......................      $37,799
   Dividends .......................................        1,245
                                                          -------
    Total income  ..................................       39,044
                                                          -------
 Expenses (Note 2):
   Investment management fee .......................        2,303
   Service fee - Class A ...........................          901
   Transfer agency and dividend disbursing - Class A          614
   Accounting services fee .........................           60
   Custodian fees ..................................           21
   Audit fees ......................................           17
   Distribution fee - Class A ......................            6
   Legal fees ......................................            5
   Shareholder servicing - Class Y..................            3
   Other ...........................................          143
                                                          -------
    Total expenses  ................................        4,073
                                                          -------
      Net investment income ........................       34,971
                                                          -------

Realized and Unrealized Gain (Loss) on
 Investments (Notes 1 and 3)
 Realized net gain on investments  .................        4,820
 Unrealized depreciation in value of investments
   during the period ...............................      (34,757)
                                                          -------
   Net loss on investments .........................      (29,937)
                                                          -------
    Net increase in net assets resulting
      from operations ..............................      $ 5,034
                                                          =======


                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.STATEMENT OF CHANGES IN NET ASSETS (Dollars In Thousands)
                                        For the fiscal year ended
                                             September 30,
                                        -------------------------
                                             1998        1997
Increase in Net Assets                  ------------ ------------
 Operations:
   Net investment income ...............    $ 34,971      $32,626
   Realized net gain on
    investments   ......................       4,820        8,525
   Unrealized appreciation
    (depreciation)  ....................     (34,757)      17,456
                                            --------     --------
    Net increase in net assets
      resulting from operations ........       5,034       58,607
                                            --------     --------
 Dividends to shareholders from
   net investment income (Note 1D):*
   Class A .............................     (34,790)     (32,497)
   Class Y .............................        (181)        (129)
                                            --------     --------
                                             (34,971)     (32,626)
                                            --------     --------
 Capital share transactions:
   Proceeds from sale of shares:
    Class A (17,927,324 and 8,682,161
      shares, respectively) ............      77,845       36,917
    Class Y (279,221 and 14,256
      shares, respectively) ............       1,264           60
   Proceeds from reinvestment of
    dividends:
    Class A (7,125,552 and 6,869,010
      shares, respectively) ............      31,452       29,167
    Class Y (40,487 and 29,866
      shares, respectively) ............         178          127
   Payments for shares redeemed:
    Class A (16,161,757 and 12,527,249
      shares, respectively) ............     (70,753)     (53,077)
    Class Y (58,442 and 81,123
      shares, respectively) ............        (261)        (337)
                                            --------     --------
      Net increase in net assets
       resulting from capital
       share transactions  .............      39,725       12,857
                                            --------     --------
       Total increase  .................       9,788       38,838
Net Assets
 Beginning of period  ..................     408,557      369,719
                                            --------     --------
 End of period  ........................    $418,345     $408,557
                                            ========     ========
   Undistributed net investment
    income  ............................        $---         $---
                                                ====         ====
                 *See "Financial Highlights" on pages 23 - 24.
                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                                  For the fiscal year ended
                                         September 30,
                             ------------------------------------
                               1998   1997    1996   1995    1994
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period ............          $4.42  $4.14   $4.03  $3.96   $4.21
                              -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........           0.37   0.36    0.35   0.35    0.35
 Net realized and
   unrealized gain
   (loss) on
   investments .....          (0.30)  0.28    0.11   0.07   (0.25)
                              -----  -----   -----  -----   -----
Total from investment
 operations  .......           0.07   0.64    0.46   0.42    0.10
                              -----  -----   -----  -----   -----
Less dividends declared
 from net investment
 income ............          (0.37) (0.36)  (0.35) (0.35)  (0.35)
                              -----  -----   -----  -----   -----
Net asset value,
 end of period  ....          $4.12  $4.42   $4.14  $4.03   $3.96
                              =====  =====   =====  =====   =====
Total return* ......           1.22% 16.20%  11.90% 11.25%   2.31%
Net assets, end of
 period (in
 millions)  ........           $416   $407    $368   $368    $363
Ratio of expenses to
 average net assets            0.96%  0.93%   0.95%  0.89%   0.88%
Ratio of net investment
 income to average
 net assets  .......           8.26%  8.54%   8.60%  8.93%   8.41%
Portfolio turnover
 rate  .............          58.85% 64.38%  55.64% 26.82%  47.05%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                                  For the
                       For the fiscal year         period
                       ended September 30,        from 2/27/96*
                      --------------------        through
                       1998           1997        9/30/96
                     ------         ------        --------
Net asset value,
 beginning of period  $4.42          $4.14          $4.15
                      -----          -----          -----
Income from investment
 operations:
 Net investment
   income ..........   0.37           0.37           0.21
 Net realized and
   unrealized gain (loss)
   on investments...  (0.30)          0.28          (0.01)
                      -----          -----          -----
Total from investment
 operations ........   0.07           0.65           0.20
                      -----          -----          -----
Less dividends declared
 from net investment
 income ............  (0.37)         (0.37)         (0.21)
                      -----          -----          -----
Net asset value,
 end of period .....  $4.12          $4.42          $4.14
                      =====          =====          =====
Total return .......   1.38%         16.38%          5.00%
Net assets, end of
 period (in
 millions)  ........     $2             $2             $2
Ratio of expenses
 to average net
 assets ............   0.79%          0.77%          0.77%**
Ratio of net
 investment income
 to average net
 assets ............   8.43%          8.69%          8.83%**
Portfolio
 turnover rate .....  58.85%         64.38%         55.64%**

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998

NOTE 1 -- Significant Accounting Policies

     United High Income Fund II, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, by investing primarily in a diversified portfolio of high-yield, high-risk fixed-income securities, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons
     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $18.9 billion of combined net assets at September 30, 1998) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level          Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,812,811, out of which W&R paid sales commissions of $1,044,174 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.
     The Fund paid Directors' fees of $14,940, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-
term securities, aggregated $225,571,400           while proceeds from
maturities and sales aggregated $235,831,991. Purchases of short-term securities and U. S. Government securities aggregated $403,613,973 and $8,906,015, respectively, while proceeds from maturities and sales aggregated $369,594,784 and $9,040,000, respectively.

     For Federal income tax purposes, cost of investments owned at September 30, 1998 was $422,862,680, resulting in net unrealized depreciation of $10,952,069, of which $9,361,716 related to appreciated securities and $20,313,785 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $5,280,197 during its fiscal year ended September 30, 1998, which was entirely offset by utilization of capital loss carryovers. Remaining capital loss carryovers aggregated $36,204,273 at September 30, 1998, and are available to offset future realized capital gain net income for Federal income tax purposes through the following fiscal year-ends: $19,801,215 through September 30, 1999; $8,229,670 through September 30, 2000; $390,078 through September 30,
2003 and $7,783,310 through September 30, 2004.

NOTE 5 -- Multiclass Operations

     On January 12, 1996, the Fund was authorized to offer two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund. The Fund commenced multiclass operations on February 27, 1996.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United High Income Fund II, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United High Income Fund II, Inc. (the "Fund") as of September 30, 1998, and the related statements of operations for the fiscal year then ended and changes in net assets for each of the fiscal years in the two-year period then ended, and the financial highlights for each of the fiscal periods in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of United High Income Fund II, Inc. as of September 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
November 6, 1998

INCOME TAX INFORMATION

Dividends are declared and recorded by the Fund on each day the New York Stock Exchange is open for business. Dividends are paid monthly.

The table below shows the taxability of dividends paid during the fiscal year ended September 30, 1998:

               PERCENTAGE OF AMOUNTS PAID REPORTABLE AS:
          --------------------------------------------------------------------
                         For Individuals            For Corporations
                ---------------------------------------------------------------
  Record         OrdinaryLong-Term Capital Gain              Non- Long-Term
    Date           Income   28% Rate 20% RateQualifyingQualifyingCapital Gain
-----------      --------   -------- ---------------------------------------

                                      Class A and Class Y
October through
  December 1997   100.00%       ---%     ---%   3.0130%  96.9870%      ---%
January through
  September 1998  100.00%       ---%     ---%   3.7425%  96.2575%      ---%


CORPORATION DEDUCTIONS -- Under Federal tax law, the amounts reportable as Qualifying Dividends are eligible for the dividends received deduction as provided by Section 243 of the Internal Revenue Code.

The tax status of dividends will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Shareholders are advised to consult with their tax adviser concerning the tax treatment of dividends and distributions from the Fund.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin



OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Louise D. Rieke, Vice President






This report is submitted for the general information of the shareholders of United High Income Fund II, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United High Income Fund II, Inc. current prospectus.



To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The United Group of Mutual Funds
United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.




















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1015A(9-98)

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